Average Annual Total Returns - StrategicAdvisersSmall-MidCapFund-PRO - StrategicAdvisersSmall-MidCapFund-PRO - Strategic Advisers Small-Mid Cap Fund	Apr. 29, 2024
Strategic Advisers Small-Mid Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.93%
Past 5 years	11.98%
Past 10 years	7.84%
Strategic Advisers Small-Mid Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.35%
Past 5 years	10.18%
Past 10 years	6.01%
Strategic Advisers Small-Mid Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.93%
Past 5 years	9.29%
Past 10 years	5.87%
RS025
Average Annual Return:
Past 1 year	17.42%
Past 5 years	11.67%
Past 10 years	8.36%